Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses

	June 30, 2019	June 30, 2018
Research and development	$563,400	$10,400
Professional fees	98,400	173,600
Interest on promissory notes	-	371,600
Accrued vacation	96,700	48,000
Legal Settlement	500,000	-
Other	59,400	55,900
Total	$1,317,900	$659,500